Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Jan. 02, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Instruments (Gain) Loss
The following table provides the (gains) losses related to derivative instruments designated as cash flow hedges, including the location in the Consolidated Statements of Comprehensive Income and Consolidated Statements of Earnings (in millions):

		Pre-tax (Gain) Loss Recognized		Ineffective Portion of
	Pre-tax (Gain) Loss	in Earnings on Effective Portion		(Gain) Loss on Derivative
	Recognized in Other	of Derivative as a Result of		and Amount Excluded from
	Comprehensive	Reclassification from		Effectiveness Testing
For the	Income on Effective	Accumulated Other		Recognized
year ended	Portion of Derivative	Comprehensive Income		in Earnings
January 2, 2016	Amount	Amount	Location	Amount	Location
Derivatives in Cash Flow Hedging Relationships
Foreign currency forward contracts	$(23)	$(10)	Cost of sales	$—	Cost of sales

Derivative Instruments, Gain (Loss), Not Designated as Hedging Instrument
The following table provides the (gains) losses related to derivative instruments not designated as hedging instruments, including the location in the Consolidated Statements of Earnings (in millions):

Derivatives Not Designated as	(Gain) Loss Recognized in Earnings
Hedging Instruments	2015	2014	2013	Location
Foreign currency forward contracts	$(10)	$(9)	$(15)	Other (income) expense

Schedule of Fair Value of Derivative Instruments in Statement of Financial Position
The following table summarizes the fair value of the Company’s derivative instruments and their locations in the Consolidated Balance Sheets as of January 2, 2016 (in millions):

Fair Value of Derivative Instruments	Amount	Location
Derivatives Designated as Hedging Instruments
Foreign currency forward contracts	$14	Other current assets
	2	Other assets
	(6)	Other current liabilities
	(3)	Other liabilities
Derivatives Not Designated as Hedging Instruments
Foreign currency forward contracts	—	Other current assets
	—	Other current liabilities
Total	$7

Schedule of Offsetting Derivative Assets
The following table provides information as though the Company had elected to offset the asset and liability balances of derivative instruments, netted in accordance with various criteria in the event of default or termination as stipulated by the terms of the netting arrangements with each of the counterparties as of January 2, 2016 (in millions):

		Gross Amounts not Offset in the Consolidated Balance Sheets that are Subject to Master Netting Agreements
		Gross Amount of
		Eligible Offsetting
	Gross Amount of	Recognized
	Derivative Assets	Derivative Liabilities		Net
	Presented in the	Presented in the	Cash	Amount of
	Consolidated	Consolidated	Collateral	Derivative
Derivatives as of January 2, 2016	Balance Sheets	Balance Sheets	Received	Assets
Derivatives subject to master netting agreements	$3	$1	$—	$2
Derivatives not subject to master netting agreements	13			13
Total	$16	$1	$—	$15

		Gross Amounts not Offset in the Consolidated Balance Sheets that are Subject to Master Netting Agreements
		Gross Amount of
		Eligible Offsetting
	Gross Amount of	Recognized
	Derivative Liabilities	Derivative Assets		Net
	Presented in the	Presented in the	Cash	Amount of
	Consolidated	Consolidated	Collateral	Derivative
Derivatives as of January 2, 2016	Balance Sheets	Balance Sheets	Pledged	Liabilities
Derivatives subject to master netting agreements	$1	$1	$—	$—
Derivatives not subject to master netting agreements	8			8
Total	$9	1	$—	$8